Fees Summary	Mar. 31, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 802,140
Previously Paid Amount	0.00
Total Fee Amount	122.81
Total Offset Amount	0.00
Net Fee	122.81
Narrative - Max Aggregate Offering Price	$ 802,140
Final Prospectus	true